IFRS 7 Disclosures - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Instruments - Disclosures under IFRS 7 [line items]
Total unencumbered assets	$ 502,400	$ 496,800
Dynamically hedged variable annuity guarantee best estimate liabilities, rebalancing percentage intervals	5.00%
Sensitivity of net income attributed to shareholders	50.00%
Variable annuity guarantee liabilities, rebalanced basis point intervals	20.00%
50 basis point decrease in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 200
50 basis point increase in interest [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Sensitivity of our net income attributed to shareholders due to change in interest rate	$ 200
Unsecured revolving credit facility [Member] | Canadian chartered banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity		$ 500
Unsecured revolving credit facility [Member] | U.S.banks [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity				$ 500
Amounts outstanding			$ 0	0
FHLBI facility [Member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Estimated maximum borrowing capacity			4,400	4,800
Amounts outstanding			$ 500	$ 500
10% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	10.00%	10.00%
20% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	20.00%	20.00%
30% [member]
Financial Instruments - Disclosures under IFRS 7 [line items]
Percentage of expected changes in market values of publicly traded equities	30.00%	30.00%